Weighted-Average Assumptions Used to Value Option Awards (Detail) - Long Term Compensation Plan [Member] - Stock Options [Member]	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Dividend Yield	2.00%	2.00%
Expected Volatility	36.50%	44.80%
Risk Free Interest Rate	1.85%	1.86%
Expected Life	6 years	6 years